Note 16 - Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
Counterparty	SWAP Number (Nr)	Notional Amount	Period (years)	Effective Date	Interest Rate Payable	Fair Value - Liability
		March 31, 2014				December 31, 2013	March31, 2014
ALPHA BANK	1	$20,000	7	March 30, 2008	10.85%	(1,697)	(1,416)

Counterparty	SWAP Number (Nr)	Notional Amount	Period	Effective Date	Interest Rate Payable	Fair Value - Liability
		December 31, 2013				December 31, 2012**	December 31, 2013
ALPHA	1	$20,000	7 years	March 30, 2008	10.85%	(2,785)	(1,697)

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2013		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,697	-	$1,697	-
As of March 31, 2014		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,416	-	$1,416	-

As of December 31, 2012	Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$5,811	-	$5,811	-
As of December 31, 2013	Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,697	-	$1,697	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Liability Derivatives
	December 31, 2013				March 31, 2014
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Derivative financial instruments	$1,135	Non Current liabilities – Derivative financial instruments	$562	Current liabilities – Derivative financial instruments	$1,136	Non Current liabilities – Derivative financial instruments	$280

	Liability Derivatives
	December 31, 2012		December 31, 2013
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Derivative financial instruments	$5,811	Current liabilities – Derivative financial instruments	$1,135	Non Current liabilities – Derivative financial instruments	$562
Total Derivatives not designated as hedging instruments		$5,811		$1,135		$562

Derivative Instruments, Gain (Loss) [Table Text Block]
		Amount of Gain Recognized in Statement of Comprehensive Income

Derivative Instruments not designated as hedging instruments	Location of Gain recognized in Income on Derivative	March 31, 2013	March 31, 2014
Interest rate swaps- change in fair value	Gain on derivative financial instruments included under ‘Net loss on derivative financial instruments’	$660	$281
Interest rate swaps– realized loss	Loss on financial instruments (Note 16)	(729)	(281)
Total		(69)	-

		Amount of Loss/(Gain) Recognized in Statement of Comprehensive Income/ (Loss)

Derivative Instruments not designated as hedging instruments	Location of Loss/(Gain) recognized in Income on Derivative	December 31, 2011	December 31, 2012	December 31, 2013
Interest rate swaps	Loss/(Gain) on derivative financial instruments	$(2,835)	$(2,656)	$(2,313)

Total Loss/(Gain) on Derivatives		$(2,835)	$(2,656)	$(2,313)

Fair Value Measurements, Nonrecurring [Table Text Block]
Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements

	December 31, 2012	Quoted prices in active markets for identical assets	Significant other observable inputs	Unobservable Inputs	Gains/
Non – Recurring Measurements:		Level 1	Level 2	Level 3	(Losses)
Long-lived assets held for sale	$25,200		$25,200		$(16,978)
Long-lived assets held and used	$164,792		$164,792		$ (46,592)
Long-lived assets previously held for sale and currently held and used	$12,500		$12,500		$2,086